Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	13,810.00
Total Offset Amount	12,473.15
Net Fee	$ 1,336.85
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false